Guggenheim Limited Duration Fund Expense Example, No Redemption - A C Inst P Shares [Member] - Guggenheim Limited Duration Fund - Class C	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	485
Expense Example, No Redemption, 5 Years	840
Expense Example, No Redemption, 10 Years	$ 1,841